GROUP STRUCTURE (Details 10) - Pampa Energia Bolivia S A [Member] - USD ($) $ in Millions	Nov. 30, 2023	Aug. 12, 2021
IfrsStatementLineItems [Line Items]
Acquisition cost		$ (5.0)
Total consideration transferred		(5.0)
Share value of the interest in the fair value	$ 2.4	12.7
Dividends to be received		9.5
Cash and cash equivalents	1.3
Fair value of net assets	3.7	22.2
Profit	$ 3.7	$ 17.2